Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 11,379	$ 11,077	$ 11,087	$ 11,876	$ 11,418	$ 11,069	$ 10,544	$ 10,432	$ 10,318	$ 9,903	$ 9,600
Class B
Account Value [Line Items]
Account Value	11,286	10,986	10,996	11,853	11,463	11,182	10,716	10,670	10,618	10,264	10,000
Class C
Account Value [Line Items]
Account Value	11,149	10,853	10,863	11,727	11,358	11,097	10,640	10,609	10,574	10,237	10,000
Class R6
Account Value [Line Items]
Account Value	12,160	11,802	11,778	12,579	12,060	11,663	11,068	10,941	10,796	10,339	10,000
Class Y
Account Value [Line Items]
Account Value	12,137	11,785	11,765	12,569	12,055	11,661	11,083	10,941	10,796	10,339	10,000
Class A-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class B-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class C-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class R6-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class Y-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000